BUSINESS COMBINATIONS (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended
	Sep. 03, 2021	May 31, 2021	Apr. 23, 2021	May 17, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2021	Apr. 01, 2021
Common stock shares issued					196,148,863	181,320,528	167,493,479		10,420,000
Cash									$ 1,042,000
FASB Accounting Standards Codification [Member]
Annual customer attrition rate		8.00%
Gross margin percentage		55.00%
Tax rate		23.50%
Discount rate		12.00%
Spectrum Technology Solutions [Member]
Cash								$ 1,350,000
Business acquisition, consideration transferred, shares issued	4,046,617
Business Computer Solutions [Member]
Cash		$ 100,000
Business acquisition, consideration transferred, shares issued		250,000
Advantech [Member]
Cash			$ 1,800,000
Common stock issued to acquire assets				5,000,000
Business acquisition, consideration transferred, shares issued			5,000,000